October 26, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN: Document Control - EDGAR

RE:   IDS Life Variable Life Separate Account ("Registrant"), Rule 497(j) filing

      RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV - Estate Series
      File Nos. 333-69777/ 811-4298


Dear Commissioners:

Registrant certifies that the form of supplement to the prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent supplement has been filed electronically.

If you have any questions or concerns regarding this filing, please contact Simone Pepper at 612-671-2847 or me at 612-671-3678.


Sincerely,


/s/ Mary Ellyn Minenko
------------------------
    Mary Ellyn Minenko
    Counsel